Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ (1,020)	$ (1,448)	$ 250
Basic weighted average ordinary shares outstanding (in shares)	552	539	506
Weighted average common shares outstanding (in shares)	556	552	506
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ 1.85	$ 2.69	$ (0.49)
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ 1.83	$ 2.62	$ (0.49)
Number of instruments that are antidilutive in period presented (in shares)	1	6	22